Summary of Contributions to Defined Contribution Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Company contributions	$ 14,197	$ 13,859	$ 11,512